SEGMENT INFORMATION - Segment Revenues and Profit, Assets and Capital Expenditures, Depreciation & Amortization of Intangible Assets & Asset Impairments (Details) - USD ($) $ in Millions			3 Months Ended								12 Months Ended
	May 26, 2020	Mar. 08, 2019	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment reporting information
Revenue			$ 2,213	$ 2,138	$ 1,664	$ 2,012	$ 2,224	$ 2,209	$ 2,152	$ 2,016	$ 8,027	$ 8,601	$ 8,380
Operating income (loss)			$ (5)	$ 460	$ (27)	$ 248	$ (1,076)	$ 329	$ 257	$ 287	676	(203)	(2,384)
Amortization of intangible assets											(1,645)	(1,897)	(2,644)
Goodwill impairments											0	0	(2,322)
Asset impairments, including loss on assets held for sale											(114)	(75)	(568)
Restructuring, integration and separation costs											(22)	(31)	(22)
Acquisition-related contingent consideration											(48)	(12)	9
Other (expense) income, net											(454)	(1,414)	20
Interest income											13	12	11
Interest expense											(1,534)	(1,612)	(1,685)
Loss on extinguishment of debt	$ (27)	$ (8)									(59)	(42)	(119)
Foreign exchange and other											(30)	8	23
Loss before benefit from income taxes											(934)	(1,837)	(4,154)
Capital expenditures:
Total capital expenditures											302	270	157
Bausch + Lomb
Segment reporting information
Revenue											3,411	3,774	3,661
Salix
Segment reporting information
Revenue											1,904	2,022	1,749
International Rx
Segment reporting information
Revenue											1,185	1,158	1,160
Ortho Dermatologics
Segment reporting information
Revenue											548	560	608
Diversified Products
Segment reporting information
Revenue											979	1,087	1,202
Operating Segments
Segment reporting information
Revenue											8,027	8,601	8,380
Operating income (loss)											3,578	3,835	3,748
Capital expenditures:
Total capital expenditures											289	230	144
Operating Segments | Bausch + Lomb
Segment reporting information
Revenue											3,411	3,774	3,661
Operating income (loss)											907	1,115	1,080
Capital expenditures:
Total capital expenditures											253	186	104
Operating Segments | Salix
Segment reporting information
Revenue											1,904	2,022	1,749
Operating income (loss)											1,338	1,349	1,149
Capital expenditures:
Total capital expenditures											3	2	2
Operating Segments | International Rx
Segment reporting information
Revenue											1,185	1,158	1,160
Operating income (loss)											388	354	345
Capital expenditures:
Total capital expenditures											29	39	35
Operating Segments | Ortho Dermatologics
Segment reporting information
Revenue											548	560	608
Operating income (loss)											228	216	249
Capital expenditures:
Total capital expenditures											2	1	1
Operating Segments | Diversified Products
Segment reporting information
Revenue											979	1,087	1,202
Operating income (loss)											717	801	925
Capital expenditures:
Total capital expenditures											2	2	2
Corporate
Segment reporting information
Operating income (loss)											(619)	(609)	(605)
Capital expenditures:
Total capital expenditures											$ 13	$ 40	$ 13